Financial instruments-fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments-fair values and risk management
Schedule of assets and liabilities that are measured at fair value on a recurring basis

in EUR k	Level 1	Level 2	Level 3	Carrying value	Measurement Category
Non-current loans	—	(39,880)	—	(39,880)	Amortized Cost
Current loans	—	(25,882)	—	(25,882)	Amortized Cost
Warrants liability	—	—	(394)	(394)	FVTPL
Prepayment option derivative asset	—	—	799	799	FVTPL
Interest rate floor derivative liability	—	—	(242)	(242)	FVTPL

Schedule of profit or loss impact on the fair values of Level 3 instruments

	2023
in EUR k	Shift	increase	decrease
Option (yield) - Credit Spread	+/- 10%	(144)	186
Option (yield) - Volatility	+/- 10%	94	(97)
Option (Floor) - Credit Spread	+/- 10%	6	(6)
Option (Floor) - Volatility	+/- 10%	—	—
Warrant - Volatility	+/- 5%	50	(50)

Schedule of information regarding the credit risk exposure of trade receivables and contract assets

As of December 31, 2023
					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	18,820	8,352	1,143	1,961	7,364
Europe	3,490	3,103	152	195	40
Latin America	966	693	134	95	44
North America	801	696	105	—	—
Asia Pacific	240	161	35	43	1
Contract assets	181	181	—	—	—
Total	24,498	13,186	1,569	2,294	7,449
Expected credit loss rate	20.8%	1.0%	5.5%	10.0%	62.3%
Expected credit loss	5,083	131	86	229	4,637

As of December 31, 2022

					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	15,291	8,021	1,081	1,533	4,656
Europe	1,987	1,494	124	64	305
Latin America	825	742	62	12	9
North America	2,443	2,275	21	48	99
Asia Pacific	143	142	1	—	—
Contract assets	251	251	—	—	—
Total	20,940	12,925	1,289	1,657	5,069
Expected credit loss rate	21.0%	1.0%	3.9%	7.4%	80.8%
Expected credit loss	4,392	124	50	122	4,096

As of December 31, 2021

					Past due by
	Total Gross		Past due 1 -	Past due 31‑ 90	more than 90
in EUR k	amount	Not past due	30 days	days	days
Middle East	13,967	3,999	1,013	2,056	6,899
Europe	11,486	10,771	351	259	105
Latin America	683	531	23	72	57
North America	2,513	2,513	—	—	—
Asia Pacific	130	115	9	6	—
Total	28,779	17,929	1,396	2,393	7,061
Expected credit loss rate	19.0%	2.0%	7.7%	11.7%	64.1%
Expected credit loss	5,317	403	107	280	4,526

Schedule of development of impairment losses relating to trade and other receivables

in EUR k	2023	2022	2021
As of January 1	4,392	5,317	4,693
Provision/(reversal) for expected credit losses	761	(829)	827
Derecognition of trade receivables	(70)	(96)	(203)
As of December 31	5,083	4,392	5,317

Schedule of residual contractual terms of financial liabilities, including estimated interest payments

		Contractually agreed cash flows
						More
Dec 31, 2023	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	—	—	—	—	—	—
Secured bank loans	39,880	57,598	778	3,969	52,851	—
Convertible Loan	25,882	28,936	—	28,936	—	—
Lease liabilities	14,577	16,577	446	2,228	8,452	5,451
Trade payables	5,628	5,628	5,628	—	—	—
	85,967	108,739	6,852	35,133	61,303	5,451

		Contractually agreed cash flows
						More
Dec 31, 2022	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	3,374	3,374	3,374	—	—	—
Secured bank loans	41,312	59,473	678	3,516	55,279	—
Lease liabilities	15,436	17,713	552	2,265	7,967	6,929
Trade payables	6,317	6,317	6,317	—	—	—
	66,439	86,877	10,921	5,781	63,246	6,929

		Contractually agreed cash flows
						More
Dec 31, 2021	Carrying		Less than	2 to 12	1 to 5	than
in EUR k	amount	Total	2 months	months	years	5 years
Bank overdrafts	3,310	3,310	3,310	—	—	—
Secured bank loans	505	505	105	400	—	—
Lease liabilities	18,724	21,777	703	3,337	8,844	8,893
Trade payables	11,252	11,252	11,252	—	—	—
	33,791	36,844	15,370	3,737	8,844	8,893

Schedule of reconciliation of liabilities arising from financing activities

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2023	Cash flows	Additions	Non cash transactions	Dec 31, 2023
Non-current financial liabilities	53,176	(6,771)	8,659	(2,785)	52,279
Non-current portion of secured bank loans	40,051	(5,987)	6,423	(607)	39,880
Non-current lease liabilities	13,125	(784)	2,236	(2,178)	12,399
Current financial liabilities	6,946	19,815	1,695	(396)	28,060
Current portion of secured bank loans	1,261	—	—	(1,261)	—
Convertible loan	—	25,500	1,695	(1,313)	25,882
Bank overdrafts	3,374	(3,374)	—	—	—
Current lease liabilities	2,311	(2,311)	—	2,178	2,178
Total	60,122	13,044	10,354	(3,181)	80,340

			Non-cash changes
				Changes in
in EUR k	Jan 1, 2022	Cash flows	Additions	Non cash transactions	Dec 31, 2022
Non-current financial liabilities	15,394	36,631	65	1,086	53,176
Non-current portion of secured bank loans	—	38,965	—	1,086	40,051
Non-current lease liabilities	15,394	(2,334)	65	—	13,125
Current financial liabilities	7,145	(1,518)	1,319	—	6,946
Current portion of secured bank loans	505	(505)	1,261	—	1,261
Bank loans	—	—	—	—	—
Bank overdrafts	3,310	64	—	—	3,374
Current lease liabilities	3,330	(1,077)	58	—	2,311
Total	22,539	35,113	1,384	1,086	60,122

Schedule of net foreign currency exposure

	Dec 31, 2023
in EUR k	USD	INR	AED	SAR
Trade receivables	1,283	—	—	—
Trade payables and other liabilities	(3,185)	—	—	—
Net exposure	(1,902)	—	—	—

	Dec 31, 2022

in EUR k	USD	INR	AED	SAR
Trade receivables	3,720	8	—	—
Trade payables and other liabilities	(2,701)	—	—	—
Net exposure	1,019	8	—	—

	Dec 31, 2021

in EUR k	USD	INR	AED	SAR
Trade receivables	2,604	8	—	—
Trade payables and other liabilities	(2,394)	(4)	—	—
Net exposure	210	4	—	—

Schedule of exchange rate sensitivity

	Earnings before tax		Equity
in EUR k	5% increase	5% decrease	5% increase	5% decrease
December 31, 2023	31	(34)	31	(34)
December 31, 2022	(94)	104	(94)	104